Derivatives - Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Condensed Consolidated Balance Sheets (Detail) - Swaps - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other current liabilities
Derivatives, Fair Value [Line Items]
Regulatory assets/(liabilities) offsetting the derivatives at fair value	$ (144)
Prepaids and other current assets
Derivatives, Fair Value [Line Items]
Regulatory assets/(liabilities) offsetting the derivatives at fair value	1,752	$ 4,457
Deferred charges and other assets
Derivatives, Fair Value [Line Items]
Regulatory assets/(liabilities) offsetting the derivatives at fair value	$ 110	$ 1,323